August 28, 2009

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Re:	Manthey Redmond Corporation Registration Statement on Form S-1

I enclose for filing with the Securities and Exchange Commission the Manthey Redmond Corporation registration statement and exhibits on Form S-1.

Please note that we have just relocated and the better fax number to reach me at is:

949 / 673- 4525 (fax)

Sincerely,

Lee W. Cassidy